Summary of significant accounting judgements, estimates, and significant accounting policies - Additional Information (Detail)	12 Months Ended
Sep. 30, 2022 segment
Accounting Polices [Abstract]
Percentage of unrecognized tax benefit to be realised for recognition in the income statement (more than)	50.00%
Number of operating segments	5
Number of reportable segments	3